Note J - Equipment and Leasehold Improvements - Summary of Equipment and Leasehold Improvements (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant, and equipment, gross		$ 1,135,082	$ 1,053,043
Less accumulated depreciation and amortization		(1,027,669)	(983,875)
Total	$ 94,170	107,413	69,168
Equipment [Member]
Property, plant, and equipment, gross		825,058	831,784
Furniture and Fixtures [Member]
Property, plant, and equipment, gross		225,978	164,079
Software Development [Member]
Property, plant, and equipment, gross		49,143	32,045
Leasehold Improvements [Member]
Property, plant, and equipment, gross		$ 34,903	$ 25,135